CONCENTRATION AND RISK	12 Months Ended
Dec. 31, 2019
CONCENTRATION AND RISK
CONCENTRATION AND RISK

NOTE 16. CONCENTRATION AND RISK

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, and other receivables. The Company maintains certain bank accounts in the PRC, Hong Kong. As of December 31, 2019 and 2018, $35,367 and $848,514, respectively, were deposited in major financial institutions located in Mainland China, and $80,073 and $8, respectively, were deposited in a major financial institution located in Hong Kong Special Administration. Management believes that these financial institutions are of high credit quality and continually monitor the credit worthiness of these financial institutions.

Currency convertibility risk

Significant part of the Company’s businesses is transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. These exchange control measures imposed by the PRC government authorities may restrict the ability of the Company’s PRC subsidiary to transfer its net assets, to the Company through loans, advances or cash dividends.

Concentration of customers

The following tables summarized the information about the Company’s concentration of customers for the years ended December 31, 2019, 2018 and 2017, respectively:

	For the Year Ended December 31,
	2019	2018	2017
Customer
A	*	33%	*
B	*	17%	*
C	*	14%	*
D	*	11%	*
E	*	*	46%
F	*	*	54%
G	99%	*	*

Accounts receivable substantially comes from customer G as of December 31, 2019. No other customer accounts for more than 10% of the total accounts receivable as of December 31, 2019 and 2018.

Concentration of suppliers

The following tables summarized the information about the Company’s concentration of suppliers for the years ended December 31, 2019, 2018 and 2017, respectively:

	For the Year Ended December 31,
	2019	2018	2017
Supplier
P	100%	*	*
J	*	60%	*
K	*	16%	*

Accounts payable comes from one single supplier P as of December 31, 2019. Accounts payable to supplier M and N account for 65% and 34% of the Company’s total accounts payable as of December 31, 2018.

*Less than 10%.